Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Preferred Stock and Other Comprehensive Income (Loss) [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 24 – OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income (loss) components and related tax effects were as follows:

	2011	2010	2009
Unrealized holding gains on securities available for sale	$67	$436	$354
Reclassification adjustment for gains realized in income	(353)	(468)	—

Net change in unrealized gains (losses)	(286)	(32)	354
Tax effect	—	—	—

Net of tax amount	$(286)	$(32)	$354

The following is a summary of the accumulated other comprehensive income balances, net of tax:

	Balance at December 31, 2010	Current Period Change	Balance at December 31, 2011
Unrealized gains (losses) on securities available for sale	$672	$(286)	$386